Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Costs Incurred for Oil and Gas Producing Activities (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Upstream Contracts comprised in right-of-use assets [member]
Disclosure of information about consolidated entities [line items]
Development cost related to Upstream contracts comprised in right-of-use assets	$ 206	$ 313	$ 223